Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreements*	Favorable contract*	Internal use software	Property management relationship*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2014	22,773	104,013	18,834	956	52,870	3,159	93,287	11,985	15,411	1,250	32	12,319	—	336,889
Additions	64,778	—	—	34,259	673,227	15,412	68,042	227,014	—	26,970	—	7,199	86,873	1,203,774
Disposals	(8,662)	—	—	—	—	—	—	—	—	—	—	(1,331)	—	(9,993)
Foreign currency translation difference	1,025	427	—	—	—	—	—	—	—	—	—	—	—	1,452
Amortization expense	(12,882)	(8,560)	(1,000)	(3,701)	(48,666)	(786)	(20,325)	(9,902)	(3,829)	(4,022)	(32)	(8,333)	(5,631)	(127,669)

Intangible assets, net December 31, 2014	67,032	95,880	17,834	31,514	677,431	17,785	141,004	229,097	11,582	24,198	—	9,854	81,242	1,404,453
Additions	22,706	—	—	—	—	—	—	—	—	—	—	23,780	—	46,486
Disposals	—	—	—	—	—	—	—	—	—	—	—	(243)	—	(243)
Foreign currency translation difference	380	7,237	—	—	—	—	—	—	—	—	—	—	—	7,617
Amortization expense	(15,647)	(9,730)	(1,000)	(6,588)	(81,783)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	—	(5,772)	(9,653)	(184,147)

Intangible assets, net December 31, 2015	74,471	93,387	16,834	24,926	595,648	16,519	115,727	211,189	7,753	18,504	—	27,619	71,589	1,274,166

Intangible assets, net December 31, 2015 (US$)	11,497	14,416	2,599	3,848	91,952	2,550	17,865	32,602	1,197	2,857	—	4,263	11,051	196,697

*	Acquired in the acquisitions of subsidiaries

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2016	195,803	30,227
2017	189,277	29,219
2018	173,033	26,712
2019	158,619	24,487
2020	134,009	20,687

	850,741	131,332